Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	December 31,	December 31,
Schedule of Marketable Securities Value	2020	2019
Equity securities
Fair value and carrying value at beginning of year	$177,945	$287,638
Increase (decrease) in fair value	5,756	(109,693)
Disposals during the year	(100,126)	–
Fair value and carrying value at balance sheet date	$83,575	$177,945